Interest and Other Income from Continuing Operations - Schedule of Interest and Other Income from Continuing Operations (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Interest income
Interest income		$ 446,291	$ 268,419	$ 16,436
Total interest income		446,291	268,419	16,436
Other income
R&D Tax Incentive	[1]	5,438,918	4,019,285	3,914,230
Miscellaneous income	[2]	2,202,598		2,103
Total other income		7,641,516	4,019,285	3,916,333
Total interest and other income from continuing operations		$ 8,087,807	$ 4,287,704	$ 3,932,769

[1]	A 43.5% R&D Tax incentive refundable tax offset, is available to eligible small companies with an annual aggregate turnover of less than $20 million. For the years ended June 30, 2025, June 30, 2024 and June 30, 2023, the Group was eligible to receive the refundable tax offset. Management, with input from an independent expert, has applied judgement when assessing activities and expenditures that are likely to be eligible under the incentive scheme and therefore recorded $5,438,918, $4,019,285 and $3,914,230 in other income, respectively.
[2]	Miscellaneous income is comprised of other income of $1,975,056 in relation to settlement of a dispute with Catalent, and other income of $227,542 in relation to settlement of an insurance claim in relation to a U.S. employment case.